Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
8.	Derivative Financial Instruments
Derivatives Foreign exchange operation agreements with deferred premium
As of December 31, 2025, 2024 and 2023, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2025	2024	2023
Derivative assets mandatorily measured at FVTPL
Fx operation Agreement – Purchased Collar	(g	)	US$ 80,000	2024	—	—	721
Derivative assets mandatorily measured at FVOCI
Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	36,785	38,849	—
Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	—	(2,856)	—
Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	—	7,825	—
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2025	—	—	(33,325)
Fx operation Agreements – Purchased Collar (Short Call)	(a	)	US$ 300,000	2025	—	—	50,870
Fx operation Agreement – Call Spread	(b	)	US$ 84,000	2029	9,589	—	—
Fx operation Agreement – Call Spread	(c	)	US$ 57,000	2032	7,662	—	—
Fx operation Agreement – Call Spread	(d	)	US$ 55,500	2026	—	4,828	6,464
Fx operation Agreement – Call Spread	(e	)	US$ 2,082	2028	—	205	254
Fx operation Agreement – Call Spread	(e	)	US$ 50,918	2028	—	5,534	6,205
Fx operation Agreement – Purchased Collar	(c	)	US$ 396,500	2028	—	—	51,024
Fx operation Agreement – Single Call	(f	)	US$ 30,000	2028	—	6,337	—
Interest Rate Swap – TIIE	(h	)	MXN 1,705,351	2028	—	6,750	—

					54,036	67,472	82,213

Current					—	8,962	721

Non-current					54,036	58,510	81,492

Derivative liabilities mandatorily measured at FVOCI
Interest Rate Swap – TIIE	(h	)	MXN 1,590,240	2030	8,996	—	—
Interest Rate Swap – TIIE	(h	)	MXN 3,180,000	2030	53,554	—	—
Interest Rate Swap – TIIE	(h	)	MXN 3,410,702	2028	—	38,471	—
Interest Rate Swap – SOFR	(h	)	US$ 77,500	2028	—	3,899	—

					62,550	42,370	—

Current					22,903	15,273	—

Non-current					39,647	27,097	—

Fx: Foreign exchange

(a)
On December 18, 2023, new senior notes maturing in 2029 were issued in exchange for a part of the previous senior notes that were canceled in the exchange (note 15.A), and this derivate instrument was designated as a hedge to cover both senior notes up to the reference value.

On March 22, 2024, the Group signed a novation of the US$ 253,000 thousand notional portion of the “Purchased Collar” structure was carried out to Deutsche Bank (originally Citibank) and then on the same date this nominal portion was modified to replace it with a “Call Spread” structure as a continuation of the current hedging strategy.
On December 18, 2024, the Group issued new senior notes maturing in 2029 in order to prepay the senior notes outstanding which had a maturity in 2025 and the derivative instrument of US$ 47,000 thousand was designated as a hedge to cover these senior notes up to their reference value.

On March 7, 2025, the Group signed a new call spread with JP Morgan of the US$ 253,000 thousand notional portion. These new instruments cover the exchange fluctuations ranging from S/ 3.713 to S/ 3.756 per US$ 1.
On November 17, 2025, the Group signed a new call spread agreement with JP Morgan for US$ 253,000 thousand which had a maturity in 2032, which replaced the derivatives for
US$ 47,000 thousand (novated and unwound). This derivative instrument is designated as a hedge to cover the new senior notes issued on November 6, 2025. This instruments cover the exchange fluctuations ranging from S/ 3.400 to S/ 3.713 per US$ 1.
On December 10, 2025, the Group signed a novation of the US$ 253,000 thousand notional portion of the “Call Spread” structure was carried out to JP Morgan (originally Deutsche Bank and JP Morgan) which had a maturity in 2032. This derivative instrument is designated as a hedge to cover the new senior notes issued on November 6, 2025. These new instruments cover the exchange fluctuations ranging from S/ 3.713 to S/ 3.830 per US$ 1.

(b)
On December 11, 2025, the Group signed a new call spread with Santander of the US$ 84,000 thousand notional portion which had a maturity in 2029. This derivative instrument is designated as a hedge to cover the new senior notes issued on November 6, 2025. These new instruments cover the exchange fluctuations ranging from S/ 3.400 to S/ 3.800 per US$ 1.

(c)
On December 11, 2025, the Group signed a new call spread with Santander of the US$ 57,000 thousand notional portion which had a maturity in 2032. This derivative instrument is designated as a hedge to cover the new senior notes issued on November 6, 2025. These new instruments cover the exchange fluctuations ranging from S/ 3.400 to S/ 3.830 per US$ 1.

(d)
On November 29, 2022, the Group signed a new foreign exchange options which included Call spread agreement with Citibank N.A. for S/ 238,650 thousand (US$
55,500
thousand) to cover 100% of the loan agreement with JPMorgan Chase Bank, S.A. As a result of this agreement, the Group recorded an increase of the derivative financial asset with the premiums payable by S/ 13,774 thousand. This loan was paid on April 2023, and this derivative instrument was designated as a hedge to cover the Notes Purchase Agreement issued in April 2023. After, this loan was paid on December 2023, and this derivative instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023 up to the reference value. These new instruments cover the exchange fluctuations ranging from S/ 3.8750 to S/ 4.3000 per US$ 1.

(e)
On June 1, 2023, the Group signed foreign exchange options which included a Call spread agreement with Citibank for US$ 53,000 thousand (US$ 50,918 thousand and US$
2,082
thousand). It covered 100% of the loan agreement. Subsequently, this loan was paid in December 2023, and this derivative instrument was designated as a hedge to cover the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. These instruments cover the exchange fluctuations ranging from S/ 3.8575 to S/ 4.30 per US$ 1.

On January 23, 2025, the Group signed foreign exchange options which included a Call spread agreement with Citibank for US$ 108,500 thousand which replaced the derivatives for US$ 55,500 thousand, US$ 2,082 thousand and US$ 50,918 thousand. This derivative instrument was designated as a hedge to cover the new term loan signed on December 18, 2023. These instruments cover the exchange fluctuations ranging from S/ 3.713 to S/ 4.20 per US$ 1.

On December 11, 2025, the Group signed a new call spread agreement with Santander for US$ 84,000 thousand and $57,000 thousand which replaced the derivatives for US$ 108,500 thousand (novated and unwound).

(f)
On May 5, 2023, the Group, through its subsidiary Grupo Salud Auna Mexico, signed foreign exchange options which included a Single call agreement with Santander Bank for US$ 396,500 thousand. It covered 100% of the term loan. Subsequently, this loan was paid on December 2023 and this derivate instrument was designated as a hedge to cover a part of the new term loan signed on December 18, 2023, and for the no hedged item it had an effect on results that was recorded in finance cost. On March 19, 2024, the Company restructured its debt as a result of a syndication process. As a consequence, the notional in US dollars exposed to exchange rate risk has decreased to US$ 30,000 thousand and for the no hedged item it had an effect on results that was recorded in finance cost. On April 25, 2024, the Group signed a novation for a portion of US$ 366,500 thousand of the original structure to HSBC Bank, and then on the same date that portion was unwinded. As result, a notional amount of US$ 30,000 thousand was maintained with Santander Bank. This instrument covers the exchange fluctuations greater than MXN 22.50 per US$ 1.

On December 4, 2025, the Group executed the unwind the notional amount of US$ 30,000 thousand with Santander Bank. This decision was motivated by the restructuring of the debt profile of the Group.

(g)
On July 21, 2023, the Group, through its subsidiary Auna Colombia S.A.S., signed foreign exchange options which included a Single Call agreement with Citibank N.A. for US$ 80,000 thousand. These instruments cover the exchange fluctuations greater than COP 6,000 per US$ 1. As of September 30, 2024 this derivative has finished.

(h)
In April 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 3,410,703 thousand and US$ 77,500 thousand and such instrument fixed an interest rate of 11.80% and 4.51% respectively for the entire period of the derivative.

On December 4, 2025, the Group executed the unwind of the interest rate swap of US$ 77,500 which set the interest rate of
4.51
%. This decision was motivated by the restructuring of the debt profile of the Group.
In September 2024, the Group signed new interest rate swap agreements to cover the interest rate fluctuation related to the new term loan signed December 18, 2023. The amount covered was MXN 1,705,351 thousand and such instrument fixed an interest rate of
8.81
% for the entire period of the derivative.
On November 6, 2025, the Group entered into a new interest rate swap agreement to cover the interest rate fluctuation related to the new term loan signed October 31, 2025. The amount covered was MXN 1,590,240 thousand and such instrument fixed an interest rate of
8.52
% for the entire period of the derivative, which replaced the interest rate swap for MXN 1,705,351 thousand.
On December 19, 2025, the Group entered into a new interest rate swap agreement to cover the interest rate fluctuation related to the new term loan signed October 31, 2025
.
 The amount covered was MXN 3,180,000 thousand and such instrument fixed an interest rate of 10.43% for the entire period of the derivative, which replaced the interest rate swap for MXN 3,410,703 thousand.

As of December 31, 2025, there are outstanding premiums payable for S/ 145,115 thousand (S/ 85,849 thousand as of December 31, 2024 and S/ 157,896 thousand as of December 31, 2023), which were included in Other Accounts Payable (note 17.b). The liabilities were incurred in connection with Call spread and Single Call agreements.
The effect of fair value of these derivative financial instruments, net of tax recognized in the consolidated other comprehensive income for the year ended December 31, 2025, was a loss for S/ 80,597 thousand (loss of S/ 16,140 thousand and of S/ 75,423 thousand for the year ended December 31, 2024 and 2023, respectively).
During the year 2025, the effect reclassified from other comprehensive income to profit or loss as higher exchange difference was S/ 22,244 thousand and from other comprehensive income to profit or loss as finance cost was S/ 18,268 thousand (note 24), and neither includes S/ 10,140 thousand of tax.
As of December 31,2025, the net effect of derecognizing the Call spread and Single Call agreements to S/ 29,308 thousand and is recorded in the hedge reserve item of the consolidated statement of changes in equity, corresponding to S/ 39,098 thousand recognized in the financial cost as a lower value and S/ 9,790 thousand recognized in the caption of tax of the consolidated statement of comprehensive income.
As of December 31,2025, the net effect of derecognizing the interest rate swap agreement to S/ 20,871 thousand and is recorded in the hedge reserve item of the consolidated statement of changes in equity, corresponding to S/ 29,375 thousand recognized in the financial cost as a lower value and S/ 8,504 thousand recognized in the caption of tax of the consolidated statement of comprehensive income.
During the year 2024, the effect reclassified from other comprehensive income to profit or loss as gain of exchange difference was S/ 9,249 thousand and from other comprehensive income to profit or loss as finance cost was S/ 34,482 thousand (note 24), and neither includes S/ 7,069 thousand of tax.
During the year 2023, the effect reclassified from other comprehensive income to profit or loss as loss exchange difference was S/ 32,100 thousand and from other comprehensive income to profit or loss as finance cost was S/ 86,135 thousand (note 24), and neither includes S/ 34,051 thousand of tax.